Related Party Transactions	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions

11. Related Party Transactions

Investors

During the year ended December 31, 2012, we incurred an aggregate of $1.2 million of costs on behalf of certain of our stockholders, directors and officers and their respective affiliates for third-party professional services incurred in connection with the closing of our junior and senior preferred stock financings and convertible loans.

Directors

During the years ended December 31, 2012 and 2013, and the six months ended June 30, 2014 we paid an aggregate of $7,000, $39,000, and $21,000 (unaudited), respectively, to a member of our board of directors for services rendered as chair of our Clinical Advisory Board.

One member of our board of directors was a partner and is no longer practicing law as of the end of 2013 with a firm that provides certain legal services to us. For the years ended December 31, 2012 and 2013, we incurred an aggregate of $73,000 and $100,000, respectively, in fees for these services. As of December 31, 2012, accounts payable included $6,000 related to these services.

Clinical Advisory Board

Certain members of our Clinical Advisory Board hold positions at medical institutions where we conduct business. During the year ended December 31, 2013 and for the six months ended June 30, 2014, we incurred an aggregate of $216,000 and $479,000 (unaudited), respectively, in fees to these institutions, primarily for clinical trial costs. As of December 31, 2013 and June 30, 2014, accounts payable included $5,000 and $781,000 (unaudited), respectively, due to these institutions.